2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2013
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2014
Contractual Maturity as percentage of loan balances	68.27%
Direct Cash Loans | 2015
Contractual Maturity as percentage of loan balances	26.42%
Direct Cash Loans | 2016
Contractual Maturity as percentage of loan balances	4.48%
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	0.61%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	0.10%
Direct Cash Loans | 2019 and beyond
Contractual Maturity as percentage of loan balances	0.12%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2014
Contractual Maturity as percentage of loan balances	17.43%
Real Estate Loans | 2015
Contractual Maturity as percentage of loan balances	16.01%
Real Estate Loans | 2016
Contractual Maturity as percentage of loan balances	14.12%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	11.95%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	9.58%
Real Estate Loans | 2019 and beyond
Contractual Maturity as percentage of loan balances	30.91%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2014
Contractual Maturity as percentage of loan balances	62.10%
Sales Finance Contracts | 2015
Contractual Maturity as percentage of loan balances	27.68%
Sales Finance Contracts | 2016
Contractual Maturity as percentage of loan balances	8.34%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	1.68%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	0.16%
Sales Finance Contracts | 2019 and beyond
Contractual Maturity as percentage of loan balances	0.04%